Stock-Based Compensation (Performance Stock Unit Activity) (Narrative) (Details) - USD ($)	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total stock unit liability	$ 10,400,000	$ 15,900,000
Vesting period (years)	3 years
Unrecognized compensation cost related to unvested stock options granted	$ 2,400,000
Unrecognized compensation cost, period of recognition, in years (years)	1 year 1 month 6 days
Fair market value on grant date	$ 11,400,000
Performance Stock Units, Equity Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 8,500,000
Unrecognized compensation cost, period of recognition, in years (years)	2 years 8 months 12 days
Fair market value on grant date	$ 0
Employee stock purchase plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Percentage of capital stock (percentage)	5.00%
Investment authorized	$ 5,000.0
Shares available for purchase by employees (shares)	3,600,000.0
Percent of fair market value, common stock purchased by employees (percentage)	85.00%
Cash received from employees who acquired shares under ESPP	$ 4,800,000	5,200,000	$ 7,200,000
Minimum | Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting percentage (percentage)	0.00%
Minimum | Performance Stock Units, Equity Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	3 years
Vesting percentage (percentage)	0.00%
Maximum | Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting percentage (percentage)	150.00%
Maximum | Performance Stock Units, Equity Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Vesting percentage (percentage)	150.00%
Other Current Liabilities | Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Current stock unit liability	$ 7,100,000	11,200,000
Other Liabilities | Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Noncurrent stock unit liability	$ 3,300,000	$ 4,700,000